CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Jun. 30, 2013 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Jun. 30, 2013 Series F Non Convertible Preferred Stock [Member]	Dec. 31, 2012 Series F Non Convertible Preferred Stock [Member]	Dec. 31, 2011 Series F Non Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000	100	100	100	10,000,000	10,000,000	10,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, share issued	0	10,000,100	7,000,100	100	100	100	7,000,000	10,000,000	7,000,000	0	0	0
Preferred stock, share outstanding	0	10,000,100	7,000,100	100	100	100	7,000,000	10,000,000	7,000,000	0	0	0
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	130,000,000	130,000,000	130,000,000
Common stock, shares issued	120,173,827	100,004,850	67,034,262
Common stock, shares oustanding	120,173,827	100,004,850	67,034,262